Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Structured receivable program	$4,679,121	$4,043,007	$3,548,931
Multi-family residential loans and other	979,093	1,007,232	958,249
	5,658,214	5,050,239	4,507,180

Allowance for credit losses	(8,342)	(7,279)	(4,958)
Accrued interest	26,007	23,418	21,590

Total credit assets, net of allowance for credit losses	$5,675,879	$5,066,378	$4,523,812

Disclosure of loans by lending asset category [text block]
	As at April 30, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,651,145	$20,891	$7,085	$4,679,121
ECL allowance	3,243	64	3,392	6,699
EL %	0.07%	0.31%	47.88%	0.14%
Multi-family residential loans and other	$763,416	$207,816	$7,861	$979,093
ECL allowance	1,361	281	1	1,643
EL %	0.18%	0.14%	0.01%	0.17%
Total credit assets	$5,414,561	$228,707	$14,946	$5,658,214
Total ECL allowance	4,604	345	3,393	8,342
Total EL %	0.09%	0.15%	22.70%	0.15%
	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside
Allowance for expected credit losses	$8,342	$7,819	$8,266	$8,926
Provision (recovery) from reported ECL		(523)	(75)	584
Variance from reported ECL (%)		(6%)	(1%)	7%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,531	$75	$2,621	$6,227
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(288)	(11)	771	472
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(288)	(11)	771	472
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,243	$64	$3,392	$6,699

Multi-family residential loans and other
Balance at beginning of period	$1,483	$206	$1	$1,689
Transfer in (out) to Stage 1	(67)	67	-	-
Transfer in (out) to Stage 2	65	(65)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(238)	84	-	(154)
Credit asset originations	130	-	-	130
Derecognitions and maturities	(9)	(11)	-	(20)
Provision for (recovery of) credit losses	(119)	75	-	(44)
Write-offs	(5)	-	-	(5)
Recoveries	-	-	-	-
FX Impact	2	-	-	2
Balance at end of period	$1,361	$281	$1	$1,643

Total balance at end of period	$4,604	$345	$3,393	$8,342
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$1,911	$4	$56	$1,971
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	449	607	(27)	1,029
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	449	607	(27)	1,029
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$1,772	$488	$2	$2,262
Transfer in (out) to Stage 1	(200)	200	-	-
Transfer in (out) to Stage 2	155	(155)	-	-
Transfer in (out) to Stage 3	1	(43)	42	-
Net remeasurement of loss allowance	(165)	87	(43)	(121)
Credit asset originations	-	-	-	-
Derecognitions and maturities	(3)	(16)	-	(19)
Provision for (recovery of) credit losses	(212)	73	(1)	(140)
Write-offs	(135)	-	-	(135)
Recoveries	-	-	-	-
FX Impact	(25)	(4)	-	(29)
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	56	(8)	1,220	1,268
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	56	(8)	1,220	1,268
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,243	$64	$3,392	$6,699

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(146)	146	-	-
Transfer in (out) to Stage 2	144	(144)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	(208)	34	-	(174)
Credit asset originations	205	75	-	280
Derecognitions and maturities	(63)	(181)	-	(244)
Provision for (recovery of) credit losses	(68)	(71)	(1)	(140)
Write-offs	(56)	-	-	(56)
Recoveries	-	-	-	-
FX Impact	(7)	(2)	-	(9)
Balance at end of period	$1,361	$281	$1	$1,643

Total balance at end of period	$4,604	$345	$3,393	$8,342
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,577	611	29	2,217
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,577	611	29	2,217
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(397)	397	-	-
Transfer in (out) to Stage 2	146	(146)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(337)	95	(43)	(285)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(14)	(16)	-	(30)
Provision for (recovery of) credit losses	(562)	258	-	(304)
Write-offs	(259)	-	-	(259)
Recoveries	-	-	-	-
FX Impact	8	(7)	-	1
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958